COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Maximum amount of penalties, upon exercise of an option to be released from operating lease agreements	$ 222
Rent expense	13,028	$ 9,785	$ 6,719
Guarantee obligation amount	714
Vehicles [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 1,311	$ 998	$ 798